CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and due from banks	$ 23,350	$ 36,994
Interest bearing deposits	46,894	17,744
Cash and Cash Equivalents	70,244	54,738
Interest bearing deposits - time	595	2,739
Equity securities at fair value	393	0
Trading securities	0	455
Securities available for sale	427,926	522,925
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	18,359	15,543
Loans held for sale, carried at fair value	44,753	39,436
Loans held for sale, carried at lower of cost or fair value	41,471	0
Loans
Commercial	1,144,481	853,260
Mortgage	1,042,890	849,530
Installment	395,149	316,027
Total Loans	2,582,520	2,018,817
Allowance for loan losses	(24,888)	(22,587)
Net Loans	2,557,632	1,996,230
Other real estate and repossessed assets, net	1,299	1,643
Property and equipment, net	38,777	39,149
Bank-owned life insurance	55,068	54,572
Deferred tax assets, net	5,779	15,089
Capitalized mortgage loan servicing rights	21,400	15,699
Other intangibles	6,415	1,586
Goodwill	28,300	0
Accrued income and other assets	34,870	29,551
Total Assets	3,353,281	2,789,355
Deposits
Non-interest bearing	879,549	768,333
Savings and interest-bearing checking	1,194,865	1,064,391
Reciprocal	182,072	50,979
Time	385,981	374,872
Brokered time	270,961	141,959
Total Deposits	2,913,428	2,400,534
Other borrowings	25,700	54,600
Subordinated debentures	39,388	35,569
Accrued expenses and other liabilities	35,771	33,719
Total Liabilities	3,014,287	2,524,422
Commitments and contingent liabilities
Shareholders' Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	0	0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 23,579,725 shares at December 31, 2018 and 21,333,869 shares at December 31, 2017	377,372	324,986
Accumulated deficit	(28,270)	(54,054)
Accumulated other comprehensive loss	(10,108)	(5,999)
Total Shareholders' Equity	338,994	264,933
Total Liabilities and Shareholders' Equity	$ 3,353,281	$ 2,789,355